Right-of-use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
9.
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The following table presents the right-of-use assets:

in CHF thousands	Right-of-use assets
	2022	2021
Balance as of January 1,	855	948
Indexation for the period	70	26
Addition/remeasurement/renewal of lease period Oculis SA office lease	-	28
Depreciation charge for the period	(167)	(147)
Balance as of December 31,	758	855

There are no variable lease payments which are not included in the measurement of lease obligations. Expected extension options have been included in the measurement of lease liabilities.

The following table presents the lease obligations:

in CHF thousands	Lease liabilities
	2022	2021
Balance as of January 1,	(770)	(833)
Addition/remeasurement/renewal of lease period Oculis SA office lease	-	(28)
FX revaluation	48	18
Indexation for the period	(70)	(26)
Interest expense for the period	(45)	(49)
Lease payments for the period	204	147
Balance as of December 31,	(633)	(770)

	As of December 31,
in CHF thousands	2022	2021
Current	(142)	(193)
Non-current	(491)	(577)
Total	(633)	(770)